Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

	Year ended December 31,
	2024	2023	2022
	(US $ in thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$(120,283)	$(123,074)	$(28,974)
Denominator:
Weighted average shares, net of treasury shares – denominator for basic and diluted net loss per share	70,858	68,666	66,491

Net loss per share Basic and diluted	$(1.70)	$(1.79)	$(0.44)